Basis of Presentation	6 Months Ended
Jun. 30, 2017
Basis of Presentation
1. Basis of Presentation

These condensed consolidated financial statements which have been prepared in accordance with United States Generally Accepted Accounting Principles (“US GAAP”) have not been audited. The condensed consolidated financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the operating results and financial position for the periods presented. The preparation of the condensed consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect reported amounts and disclosures in the condensed consolidated financial statements. Actual results could differ from those estimates.

The condensed consolidated financial statements should be read in conjunction with the accounting policies and notes to the consolidated financial statements included in ICON’s Form 20-F for the year ended December 31, 2016. Operating results for the three and six months ended June 30, 2017 are not necessarily indicative of the results that may be expected for the fiscal period ending December 31, 2017.